Centre Funds

48 Wall Street, Suite 1100

New York, NY 10005

July 30, 2014

U.S. Securities and Exchange Commission

Public Filing Desk

Judiciary Plaza

100 F Street, NE

Washington, D.C. 20549

Re:  Centre Funds (the “Trust”)

File Nos.:	333-173306
811-22545

Dear Sir or Madam:

On behalf of the Trust and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information filed with the Commission July 25, 2014, to the Prospectus dated January 17, 2014. The purpose of the filing is to submit the 497(e) filing in XBRL for the Centre Global Select Equity Fund and the Centre Multi-Asset Real Return Fund.

If you have any questions regarding this filing, please contact me at (212) 918-4707.

Sincerely,

/s/ James A. Abate

James A. Abate

President and Secretary